Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished goods	$ 88,967	$ 81,564
Work-in-process	11,429	7,562
Raw materials	110,790	104,928
Total inventories	$ 211,186	$ 194,054